Janus Henderson Mid Cap Value Fund

Schedule of Investments (unaudited)

September 30, 2020

Shares or Principal Amounts		Value
Common Stocks– 97.7%
Aerospace & Defense – 3.3%
BWX Technologies Inc	1,419,885	$79,953,724
Auto Components – 1.0%
Aptiv PLC	269,673	24,723,621
Banks – 7.5%
Citizens Financial Group Inc	1,919,314	48,520,258
Fifth Third Bancorp	888,157	18,935,507
First Horizon National Corp	3,247,294	30,621,982
M&T Bank Corp	558,179	51,402,704
Regions Financial Corp	2,766,085	31,892,960
		181,373,411
Chemicals – 6.4%
Axalta Coating Systems Ltd*	1,334,058	29,576,066
Corteva Inc	700,395	20,178,380
NewMarket Corp	127,039	43,487,990
Nutrien Ltd	774,351	30,377,790
Westlake Chemical Corp	428,064	27,062,206
WR Grace & Co	108,045	4,353,133
		155,035,565
Commercial Services & Supplies – 2.7%
IAA Inc*	497,769	25,918,832
Waste Connections Inc	365,872	37,977,514
		63,896,346
Communications Equipment – 2.6%
F5 Networks Inc*	361,512	44,382,828
Motorola Solutions Inc	116,735	18,305,215
		62,688,043
Construction & Engineering – 0.9%
EMCOR Group Inc	319,826	21,655,418
Construction Materials – 1.2%
Martin Marietta Materials Inc	126,838	29,852,592
Consumer Finance – 1.3%
Discover Financial Services	557,128	32,190,856
Containers & Packaging – 1.8%
Graphic Packaging Holding Co	3,084,738	43,463,958
Electric Utilities – 7.6%
Alliant Energy Corp	1,393,376	71,967,870
Entergy Corp	559,862	55,163,203
Evergy Inc	1,083,346	55,055,644
		182,186,717
Electrical Equipment – 1.8%
AMETEK Inc	443,995	44,133,103
Electronic Equipment, Instruments & Components – 1.1%
Avnet Inc	1,044,090	26,979,286
Entertainment – 1.8%
Electronic Arts Inc*	336,442	43,875,401
Equity Real Estate Investment Trusts (REITs) – 12.7%
Americold Realty Trust	852,560	30,479,020
Camden Property Trust	551,192	49,045,064
Equity Commonwealth	1,411,904	37,599,004
Equity LifeStyle Properties Inc	1,245,942	76,376,245
Lamar Advertising Co	727,945	48,168,121
Public Storage	290,665	64,736,909
		306,404,363
Food & Staples Retailing – 1.8%
Casey's General Stores Inc	243,022	43,172,858
Food Products – 3.5%
Lamb Weston Holdings Inc	565,176	37,454,214
Sanderson Farms Inc	151,261	17,844,260
Tyson Foods Inc	466,775	27,763,777
		83,062,251
Gas Utilities – 1.4%
Southwest Gas Holdings Inc	518,961	32,746,439
Health Care Providers & Services – 3.3%
Laboratory Corp of America Holdings*	426,570	80,310,334
Health Care Technology – 1.1%
Cerner Corp	359,665	26,000,183
Industrial Conglomerates – 1.1%
Carlisle Cos Inc	219,094	26,810,533

Shares or Principal Amounts		Value
Common Stocks– (continued)
Information Technology Services – 0.9%
Global Payments Inc	117,066	$20,788,580
Insurance – 9.5%
Axis Capital Holdings Ltd	735,967	32,411,987
Globe Life Inc	968,090	77,350,391
Hartford Financial Services Group Inc	1,624,551	59,880,950
RenaissanceRe Holdings Ltd	344,086	58,405,158
		228,048,486
Internet & Direct Marketing Retail – 0.4%
Qurate Retail Inc	1,337,066	9,600,134
Life Sciences Tools & Services – 1.2%
Agilent Technologies Inc	279,975	28,260,677
Machinery – 2.0%
Lincoln Electric Holdings Inc	531,155	48,887,506
Media – 2.1%
Fox Corp - Class B	1,774,254	49,625,884
Oil, Gas & Consumable Fuels – 0.7%
Pioneer Natural Resources Co	199,842	17,184,414
Semiconductor & Semiconductor Equipment – 2.2%
Analog Devices Inc	109,229	12,751,393
Maxim Integrated Products Inc	589,252	39,839,328
		52,590,721
Software – 5.2%
CDK Global Inc	791,116	34,484,746
Check Point Software Technologies Ltd*	379,821	45,707,659
Citrix Systems Inc	186,287	25,653,583
Synopsys Inc*	84,727	18,129,883
		123,975,871
Specialty Retail – 1.5%
O'Reilly Automotive Inc*	40,639	18,737,830
Ross Stores Inc	197,635	18,443,298
		37,181,128
Textiles, Apparel & Luxury Goods – 2.3%
Columbia Sportswear Co	251,380	21,865,032
Levi Strauss & Co	2,443,534	32,743,356
		54,608,388
Thrifts & Mortgage Finance – 1.2%
Washington Federal Inc	1,435,605	29,946,720
Trading Companies & Distributors – 2.6%
GATX Corp	781,429	49,816,099
MSC Industrial Direct Co Inc	190,433	12,050,600
		61,866,699
Total Common Stocks (cost $2,055,750,821)		2,353,080,210
Repurchase Agreements– 2.2%
ING Financial Markets LLC, Joint repurchase agreement, 0.0400%, dated 9/30/20, maturing 10/1/20 to be repurchased at $25,000,028 collateralized by $25,224,150 in U.S. Treasuries 0% - 2.2500%, 10/15/20 - 7/31/24 with a value of $25,500,044	$25,000,000	25,000,000
ING Financial Markets LLC, Joint repurchase agreement, 0.0400%, dated 9/30/20, maturing 10/1/20 to be repurchased at $16,600,018 collateralized by $15,580,876 in U.S. Treasuries 0% - 8.0000%, 10/15/20 - 11/15/43 with a value of $16,932,021	16,600,000	16,600,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 0.0500%, dated 9/30/20, maturing 10/1/20 to be repurchased at $10,000,014 collateralized by $8,833,080 in U.S. Treasuries 1.6250% - 3.0000%, 11/30/26 - 8/15/48 with a value of $10,200,020	10,000,000	10,000,000
Total Repurchase Agreements (cost $51,600,000)		51,600,000
Total Investments (total cost $2,107,350,821) – 99.9%		2,404,680,210
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		2,838,123
Net Assets – 100%		$2,407,518,333

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,328,594,761	96.8%
Israel	45,707,659	1.9
Canada	30,377,790	1.3

Total	$2,404,680,210	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,353,080,210	$-	$-
Repurchase Agreements	-	51,600,000	-
Total Assets	$2,353,080,210	$51,600,000	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.